Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Line Items]
Summary of Property and Equipment Expected Useful Life	The expected useful life of each of the assets are as follows:

Property and equipment
Furniture and office equipment	10 years
IT equipment and software	5 years

Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of December 31, 2024 and 2023 consist of the following:

	December 31,
	2024	2023
Trade accounts payable	856,558	659,442
Accrued expenses	873,750	1,081,173
Total	1,730,308	1,740,615

Schedule of Net Revenue by Geographic Location

The Company discloses in the table below the geographical information of revenues in accordance with ASC 280. Revenues are attributed to individual countries based on the location of the customer, which is determined by the customer's country of domicile as specified in the charter party agreements or other commercial arrangements. During the years ended December 31, 2024, 2023 and 2022, countries that individually represent more than 10% of total revenues are disclosed separately, while revenues from all other countries are aggregated and presented under "Other."

	Year ended December 31,
Country	2024	2023	2022
Singapore	13,741,100	21,991,563	6,075,922
Marshall Islands	10,855,355	23,470,371	17,405,139
United Arab Emirates	-	-	3,648,873
Other	4,353,418	3,635,502	2,933,944
Total revenues	28,949,873	49,097,436	30,063,878